Derivatives (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative
Contractual amounts	¥ 11,252	¥ 21,746
Designated as Hedging Instrument | Interest rate swap agreement
Derivative
Contractual amounts		10,014
Designated as Hedging Instrument | Commodity futures
Derivative
Contractual amounts	4,773	4,929
Not Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative
Contractual amounts	1,510	¥ 1,321
Not Designated as Hedging Instrument | Currency swap contracts
Derivative
Contractual amounts	¥ 27,550